Debt - Additional Information (Details)															1 Months Ended				12 Months Ended
	Jun. 18, 2022 $ / shares shares	Jun. 17, 2022 $ / shares shares	May 24, 2022	Apr. 30, 2022 USD ($) $ / shares shares	Nov. 03, 2021	Nov. 02, 2021	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($) shares	Jan. 25, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 04, 2020 USD ($)	Jul. 02, 2020 USD ($)	Apr. 20, 2020 USD ($)	Aug. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($) $ / shares	Apr. 30, 2022 USD ($) $ / shares shares	Feb. 17, 2023 $ / shares	Jan. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022	Sep. 08, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Oct. 31, 2021	Jul. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares
Debt Instrument [Line Items]
Warrants outstanding term				5 years															5 years									5 years
Number of times for loans to qualifying businesses average monthly payroll costs													2.5
Pre-Funded Warrants
Debt Instrument [Line Items]
Warrants issued to purchase common stock | shares	61,913	77,443		77,443											77,443				77,443		139,356		1,683,470
Warrants exercise price | $ / shares	$ 0.0001			$ 0.0033											$ 0.0033	$ 0.0001			$ 0.0033		$ 0.0001
Bridge Warrants
Debt Instrument [Line Items]
Warrants issued to purchase common stock | shares		1,365,960		1,365,960											1,365,960				1,365,960				1,683,470	19,697		11,084	11,084	13,992
Warrants exercise price | $ / shares		$ 5.16		$ 5.16											$ 5.16				$ 5.16	$ 4.25			$ 4.25	$ 6.05		$ 8.25	$ 8.25	$ 8.25
Warrants outstanding term															5 years
Series C Preferred Stock
Debt Instrument [Line Items]
Preferred stock, shares outstanding | shares				463,265															463,265		403,228							463,265
'$130K Note | FRV
Debt Instrument [Line Items]
Debt repayment notice period														20 days
'$130K Note | Series C Preferred Stock | FRV
Debt Instrument [Line Items]
Share price | $ / shares														$ 25
$1M Notes
Debt Instrument [Line Items]
Principal amount																		$ 1,000,000
Proceeds from notes payable											$ 350,000	$ 350,000						$ 300,000
Maturity date			Sep. 30, 2023		Sep. 30, 2022													Sep. 30, 2021
Accrued interest rate per annum																		12.00%
Accrued interest				$ 229,000															$ 229,000		$ 204,000							$ 98,000
Default interest rate																		18.00%
Warrants issued to purchase common stock | shares																								15,152
Warrants exercise price | $ / shares																								$ 2.89
$1M Notes | John Q. Adams
Debt Instrument [Line Items]
Principal amount																		$ 500,000
Accrued interest paid															$ 126,000
Accrued interest				$ 115,000															$ 115,000
$1M Notes | FRV | John Q. Adams
Debt Instrument [Line Items]
Principal amount																		$ 500,000
$1.5M Notes
Debt Instrument [Line Items]
Principal amount										$ 1,500,000							$ 1,500,000				$ 1,500,000
Proceeds from notes payable										$ 1,490,000							$ 1,490,000
Maturity date						Oct. 31, 2022				Jul. 31, 2022							Jul. 31, 2022
Accrued interest																												$ 34,000
Warrants issued to purchase common stock | shares																								4,545
Warrants exercise price | $ / shares																								$ 2.89
$1.5M Notes | Common Stock
Debt Instrument [Line Items]
Shares issues upon conversion of notes | shares															909,071				909,071
Conversion price | $ / shares				$ 1.65											$ 1.65				$ 1.65
$1.5M Notes | Board of Directors
Debt Instrument [Line Items]
Proceeds from notes payable										$ 30,000							$ 30,000
Bridge Notes
Debt Instrument [Line Items]
Principal amount																$ 4,695,555
Maturity date																Dec. 22, 2024
Accrued interest rate per annum																8.00%
Accrued interest															$ 165,516
Original issue discount rate																10.00%
Amortization of Debt Discount (Premium)				$ 469,555
deferred financing costs				$ 555,767															$ 555,767
Bridge Notes | Common Stock
Debt Instrument [Line Items]
Shares issues upon conversion of notes | shares		1,606,027													1,683,470	1,606,027			1,606,026
Conversion price | $ / shares				$ 2.89											$ 2.89				$ 2.89
Shares cancelled upon conversion of notes | shares	61,913
Bridge Notes | Bridge Warrants
Debt Instrument [Line Items]
Warrants exercise percentage of principal amount of notes purchased																						150.00%			150.00%
Amortization of Debt Discount (Premium)				$ 118,000
Paycheck Protection Program
Debt Instrument [Line Items]
Proceeds from loan									$ 250,200				$ 250,200
Number of times for loans to qualifying businesses average monthly payroll costs									2.5
Unsecured Promissory Draw Down Note
Debt Instrument [Line Items]
Proceeds from notes payable							$ 250,000	$ 250,000
Accrued interest rate per annum								12.00%
Shares issues upon conversion of notes | shares								10,101
Debt Instrument, Maturity Date, Description								The note originally matured on October 11, 2021 and was amended on October 11, 2021 and again on November 29, 2021, extending maturity to November 30, 2021 and December 31, 2021, respectively.
Maximum
Debt Instrument [Line Items]
Warrants exercise price | $ / shares				$ 15.18														$ 49.5	15.18		$ 15.18							$ 49.5
Maximum | '$130K Note | FRV
Debt Instrument [Line Items]
Principal amount														$ 130,000
Maximum | Unsecured Promissory Draw Down Note | Matthews Holdings Southwest, Inc
Debt Instrument [Line Items]
Principal amount								$ 500,000
Minimum
Debt Instrument [Line Items]
Warrants exercise price | $ / shares				$ 3.47														$ 3.47	$ 3.47		$ 0.0001							$ 3.47
Minimum | Series C Preferred Stock | FRV
Debt Instrument [Line Items]
Preferred stock, shares outstanding | shares														71,000
Minimum | '$130K Note | Series C Preferred Stock | FRV
Debt Instrument [Line Items]
Preferred stock, shares outstanding | shares														71,000